Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 22, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Treasury Money Market FundSupplement Dated May 14, 2021, to the Prospectus and Summary Prospectus Dated December 22, 2020The purpose of this supplement is to provide you with information regarding permissible investments for Vanguard Treasury Money Market Fund (the Fund).As previously announced, the Board of Trustees of the Fund (the Board) approved permitting the Fund to invest in repurchase agreements with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities (Fed Repo). The Fund will invest solely in U.S. Treasury securities and in Fed Repo.Also as previously announced, in connection with this change, the Board approved modifying the Fund’s policy to invest, under normal circumstances, at least 80% of its assets in U.S. Treasury securities. Under the revised policy, the Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. Shareholders were provided with 60 days’ notice of this change. The Fund’s revised 80% policy is now effective.The following changes are effective immediately.Prospectus and Summary Prospectus Text ChangesThe following replaces similar language under the heading “Principal Investment Strategies” in the Vanguard Treasury Money Market Fund section:The Fund invests solely in high-quality, short-term money market instruments whose interest and principal payments are backed by the full faith and credit of the U.S. government. Under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities; the remainder of the assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. The only repurchase agreements that the Fund will invest in are those with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or cash (collectively, government securities). The Fund generally invests 100% of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities and therefore will satisfy the 99.5% requirement for designation as a government money market fund.Prospectus Text ChangesThe following replaces similar language in the More on the Funds section:Each Fund generally invests 100% of its assets in government securities and therefore will satisfy the 99.5% requirement for designation as a government money market fund. Each Fund’s policy of investing at least 99.5% of its assets in government securities may be changed only upon 60 days’ notice to shareholders. The Cash Reserves Federal Money Market Fund’s and the Federal Money Market Fund’s policies of investing at least 80% of their assets in securities issued by the U.S. government and its agencies and instrumentalities and the Treasury Money Market Fund’s policy of investing at least 80% of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities also may be changed only upon 60 days’ notice to shareholders.The following replaces similar language under the heading “Security Selection” in the More on the Funds section:The Treasury Money Market Fund invests solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund’s assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. The remainder of the Fund’s assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities.Each Fund reserves the right to invest in repurchase agreements, which are subject to specific risks. The Treasury Money Market Fund will invest only in repurchase agreements with the Federal Reserve Bank of New York fully collateralized by U.S. Treasury securities. The Treasury Money Market Fund reserves the right to change this policy at any time and without prior notice to shareholders.© 2021 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 030S 052021
Vanguard Treasury Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Treasury Money Market FundSupplement Dated May 14, 2021, to the Prospectus and Summary Prospectus Dated December 22, 2020The purpose of this supplement is to provide you with information regarding permissible investments for Vanguard Treasury Money Market Fund (the Fund).As previously announced, the Board of Trustees of the Fund (the Board) approved permitting the Fund to invest in repurchase agreements with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities (Fed Repo). The Fund will invest solely in U.S. Treasury securities and in Fed Repo.Also as previously announced, in connection with this change, the Board approved modifying the Fund’s policy to invest, under normal circumstances, at least 80% of its assets in U.S. Treasury securities. Under the revised policy, the Fund will invest, under normal circumstances, at least 80% of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. Shareholders were provided with 60 days’ notice of this change. The Fund’s revised 80% policy is now effective.The following changes are effective immediately.Prospectus and Summary Prospectus Text ChangesThe following replaces similar language under the heading “Principal Investment Strategies” in the Vanguard Treasury Money Market Fund section:The Fund invests solely in high-quality, short-term money market instruments whose interest and principal payments are backed by the full faith and credit of the U.S. government. Under normal circumstances, at least 80% of the Fund’s assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities; the remainder of the assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. The only repurchase agreements that the Fund will invest in are those with the Federal Reserve Bank of New York that are fully collateralized by U.S. Treasury securities. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or cash (collectively, government securities). The Fund generally invests 100% of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities and therefore will satisfy the 99.5% requirement for designation as a government money market fund.Prospectus Text ChangesThe following replaces similar language in the More on the Funds section:Each Fund generally invests 100% of its assets in government securities and therefore will satisfy the 99.5% requirement for designation as a government money market fund. Each Fund’s policy of investing at least 99.5% of its assets in government securities may be changed only upon 60 days’ notice to shareholders. The Cash Reserves Federal Money Market Fund’s and the Federal Money Market Fund’s policies of investing at least 80% of their assets in securities issued by the U.S. government and its agencies and instrumentalities and the Treasury Money Market Fund’s policy of investing at least 80% of its assets in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities also may be changed only upon 60 days’ notice to shareholders.The following replaces similar language under the heading “Security Selection” in the More on the Funds section:The Treasury Money Market Fund invests solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund’s assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities. The remainder of the Fund’s assets will be invested in U.S. Treasury securities and in repurchase agreements fully collateralized by U.S. Treasury securities.Each Fund reserves the right to invest in repurchase agreements, which are subject to specific risks. The Treasury Money Market Fund will invest only in repurchase agreements with the Federal Reserve Bank of New York fully collateralized by U.S. Treasury securities. The Treasury Money Market Fund reserves the right to change this policy at any time and without prior notice to shareholders.© 2021 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS 030S 052021